Term Loans	12 Months Ended
Dec. 31, 2023
Notes and Loans Payable, by Type, Current and Noncurrent [Abstract]
Term Loans
6. Term Loans
Oxford Term Loans
In March 2021, Old eFFECTOR entered into a Loan and Security Agreement (“Oxford LSA”) with Oxford Finance LLC (“Oxford”), pursuant to which the Company may borrow up to $30.0 million, issuable in two separate tranches of $20.0 million (“Term A Loans”) and $10.0 million (“Term B Loans”), collectively referred to as the Oxford Loans. In March 2021, the Company borrowed $20.0 million of the Term A Loans. The Company is required to make a final payment equal to 5.5% of the Term A Loans at maturity, which has been recorded as a debt discount for the Term A Loans and is being amortized over the term of the debt arrangements. In connection with the Oxford LSA, the Company issued warrants to purchase a total of 1,503 shares of Series C Preferred Stock at an exercise price of $133.25 per share.
On February 22, 2022, the Company entered into an amendment to the Oxford LSA whereby the interest only period for the Term A Loans ended on March 1, 2024. In connection with the amendment, the maturity of the Term A Loans was extended from March 18, 2026 to February 1, 2027. Additionally, Term B Loans would have become available to the Company after January 1, 2023 upon achievement of certain clinical development milestones, until the earlier of (i) June 30, 2023, (ii) 45 days after the achievement of certain clinical development milestones, and (iii) the occurrence of an event of default. As the Company did not achieve the clinical development milestones by June 30, 2023, it no longer has access to the additional $10.0 million under the Term B Loans. The amendment was accounted for as a debt modification as the modified debt was not substantially different from the original debt and the cash flows were not significantly changed.

The Oxford Loans carry a variable interest rate equal to the greater of (i) 7.7% and (ii) the sum of the prime rate plus 4.45%. The Company has the option to prepay all, but not less than all, of the borrowed amounts, provided that the Company will be obligated to pay a prepayment fee equal to (i) 3.0% of the outstanding principal balance of the applicable Oxford Loans if prepayment is made prior to the first anniversary of the effective date of the Oxford LSA, (ii) 2.0% of the outstanding principal balance of the applicable Oxford Loans if prepayment is made after the first anniversary of the effective date of the Oxford LSA but before the second anniversary, and (iii) 1.0% of the outstanding principal balance of the applicable Oxford Loans if prepayment is made after the second anniversary of the effective date of the Oxford LSA but before the third anniversary. No prepayment fee will apply for a prepayment made after the third anniversary of the effective date of the Oxford LSA and prior to the maturity date.
The Company’s obligations under the Oxford LSA are secured by a first priority security interest in substantially all of its current and future assets, other than its owned intellectual property. The Company is also obligated to comply with various other customary covenants, including restrictions on its ability to encumber intellectual property assets without consent.
The Company recorded a debt discount of $1.6 million for the estimated fair value of warrants, debt issuance costs, and final payment to be made, which is being amortized to interest expense over the term of the loan using the effective-interest method. As of December 31, 2023, the Company had $20.0 million of outstanding principal under the Term A Loans of which $19.4 million is reflected on the balance sheet net of debt discounts. Interest expense, including amortization of debt discount related to the Oxford Term A Loans, totaled $2.9 million for the year ended December 31, 2023. The Company is in compliance with all covenants under the Oxford LSA as of December 31, 2023. The Term A Loans include customary events of default, including instances of a material adverse change in our operations, that may require prepayment of the outstanding Term A Loans. The principal payments due under the Oxford Loans, and the related accrued final payment, have been classified as current liabilities as of December 31, 2023, due to the considerations discussed in the Liquidity section of Note 1. The Company has not been notified of an event of default by the lender as of the date of issuance of these financial statements.
Based on the outstanding principal amounts for the Company’s Term A Loans, the following table sets forth by year the Company’s required future principal payments as of December 31, 2023 (in thousands):

As of December 31, 2023
2024	$5,555
2025	6,667
2026	6,667
2027	1,111

Required future principal payments	$20,000
Unamortized debt discount	(615)

Current term loans, net as of December 31, 2023	$19,385